Intangible assets (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Intangible assets
Net carrying amount - beginning of the year	€ 5,525		€ 4,799
Additions	476		356
Amortization	(355)		(310)
Impairments	(45)		(167)
Reversals	11
Write-off	(88)		(13)
Changes in the scope of consolidation	779		673
Currency translation differences	(20)		66
Other changes	96		121
Net carrying amount - end of the year	6,379		5,525
Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	2,363		1,913
Additions	476		356
Amortization	(355)		(310)
Impairments	(39)		(14)
Reversals	11
Write-off	(88)		(13)
Changes in the scope of consolidation	752		191
Currency translation differences	(20)		55
Other changes	120		185
Net carrying amount - end of the year	3,220		2,363
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	793	$ 793	913
Additions	20		53
Amortization	(8)		(12)
Impairments	(22)
Reversals	11
Write-off	(85)		(13)
Changes in the scope of consolidation			(200)
Currency translation differences	(19)		54
Other changes	(27)		(2)
Net carrying amount - end of the year	663		793
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	176		155
Additions	41		28
Amortization	(92)		(74)
Changes in the scope of consolidation	291
Other changes	34		67
Net carrying amount - end of the year	450		176
Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	1,394		845
Additions	415		275
Amortization	(255)		(224)
Impairments	(17)		(14)
Write-off	(3)
Changes in the scope of consolidation	461		391
Currency translation differences	(1)		1
Other changes	113		120
Net carrying amount - end of the year	2,107		1,394
Goodwill
Intangible assets
Net carrying amount - beginning of the year	3,138		2,862
Impairments	(6)		(153)
Changes in the scope of consolidation	25		482
Currency translation differences			11
Other changes	(24)		(64)
Net carrying amount - end of the year	3,133		3,138
Other intangible assets with indefinite useful lives
Intangible assets
Net carrying amount - beginning of the year	24		24
Changes in the scope of consolidation	2
Net carrying amount - end of the year	26		24
Gross carrying amount | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	6,939
Net carrying amount - end of the year	8,088		6,939
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,428
Net carrying amount - end of the year	1,295		1,428
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	1,806
Net carrying amount - end of the year	2,119		1,806
Gross carrying amount | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	3,705
Net carrying amount - end of the year	4,674		3,705
Accumulated depreciation, amortisation and impairment | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(4,576)
Net carrying amount - end of the year	(4,868)		(4,576)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(635)
Net carrying amount - end of the year	(632)		(635)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,630)
Net carrying amount - end of the year	(1,669)		(1,630)
Accumulated depreciation, amortisation and impairment | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(2,311)
Net carrying amount - end of the year	€ (2,567)		€ (2,311)